GOF SA11 07/21

SUPPLEMENT DATED JULY 15, 2021

TO THE STATEMENTS OF ADDITIONAL INFORMATION

Dated October 1, 2020

OF

Franklin K2 alternative strategies Fund
Franklin K2 LONG SHORT CREDIT Fund

(Franklin Alternative Strategies Funds)

The Statements of Additional Information (SAI) are amended as follows:

The following is inserted in the “Goals, Strategies and Risks — Additional Strategies” section:

The Fund may invest, buy, sell or engage in:

  Options on complex alternative and fixed income exchange-traded funds (ETFs).

 Please keep this supplement with your SAI for future reference.